Prepayments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Prepayments [Abstract]
Total contract amount	¥ 236.9
Prepaid cash	¥ 236.9
Perdentage of total contract amount	100.00%	100.00%
Associated projects	¥ 299.5
Prepayments settled (in Dollars) | $		$ 193.0